FINANCIAL INSTRUMENTS AND RISKS - Interest Rate Hedging (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk, Brazilian Reais [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate	8.50%	11.60%
Pre-hedge, post-fixed interest rate, amount	R$ 230.1	R$ 83.0
Pre-hedge, pre-fixed interest rate	8.50%	7.20%
Pre-hedge, pre-fixed interest rate, amount	R$ 2,602.1	R$ 2,343.3
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate, amount	230.1	83.0
Pre-hedge, pre-fixed interest rate, amount	R$ 3,614.9	R$ 3,048.1
Interest rate risk, working capital in Argentinean Peso [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	73.50%	34.70%
Pre-hedge, pre-fixed interest rate, amount	R$ 74.3	R$ 30.5
Other currencies [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	10.40%	11.30%
Pre-hedge, pre-fixed interest rate, amount	R$ 421.3	R$ 226.0
Interest rate risk, US Dollars [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	14.00%	13.10%
Pre-hedge, pre-fixed interest rate, amount	R$ 6.2	R$ 17.5
Interest rate risk, Canadian Dollars [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	5.30%	2.50%
Pre-hedge, pre-fixed interest rate, amount	R$ 511.0	R$ 430.8